Acquisitions, Dispositions, and Deconsolidations - Broadcasting Acquisitions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Broadcasting
Business Acquisition [Line Items]
Consideration paid	$ 20.5	$ 71.4